Schedule of future minimum payments for operating leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Lease
2026	$ 299
2027	40
Thereafter
Total lease payments	339
Less: imputed interest	(2)
Total operating lease liabilities	$ 337	$ 572